Convertible Secured Notes Payable (Details 1) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended
	Apr. 16, 2014	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Value		$ 402,000	$ 489,000
Adjustment to fair value - Warrants		(848,000)	277,000
Exchange of warrants for common stock - April 2, 2015			(692,000)
Issuance of Notes	$ 3,800,000		611,000
Adjustment to fair value - conversion feature		(724,000)	(122,000)
Ending balance		$ 402,000	489,000
Embedded Derivative Financial Instruments [Member]
Value			$ 489,000
Adjustment to fair value - Warrants
Exchange of warrants for common stock - April 2, 2015
Issuance of Notes			$ 611,000
Adjustment to fair value - conversion feature		$ (724,000)	(122,000)
Ending balance			$ 489,000
Warrant Liability [Member]
Value
Adjustment to fair value - Warrants		$ 848,000	$ 277,000
Exchange of warrants for common stock - April 2, 2015			$ (692,000)
Issuance of Notes
Adjustment to fair value - conversion feature
Ending balance